Gain on Disposals (Tables)	12 Months Ended
Dec. 31, 2024
Gain (Loss) on Disposition of Assets [Abstract]
(Losses) / Gains on Disposal of Rigs
We recognized the following gain on disposal for the year ended December 31, 2024:

	Year Ended December 31, 2024
(in $ millions)	Net proceeds	Book value on disposal	Gain on disposal
Rig Related Equipment	0.4	—	0.4
Total	0.4	0.0	0.4
We recognized the following gain on disposal for the year ended December 31, 2023:

	Year Ended December 31, 2023
(in $ millions)	Net proceeds	Book value on disposal	Gain on disposal
Rig Related Equipment	0.6	—	0.6
Total	0.6	0.0	0.6
We recognized the following loss and gain on disposals for the year ended December 31, 2022:

	Year Ended December 31, 2022
(in $ millions)	Net proceeds	Book value on disposal	(Loss) / gain on disposal
Gyme (1)	119.5	119.7	(0.2)
Newbuildings (2)	11.3	7.6	3.7
Rig Related Equipment	0.7	—	0.7
Total	131.5	127.3	4.2
(1) Of the proceeds from the sale of the "Gyme", $87.0 million was used to directly repay the outstanding debt and back-end fee with PPL pertaining to the Gyme, and $33.0 million was used to directly repay accrued interest associated with the "Gyme" and the eight other rigs financed by PPL.
(2) Net proceeds from the sale were used to directly settle certain liabilities and future commitments with Seatrium New Energy Limited (formerly known as Keppel FELS Limited), pertaining to the rigs "Tivar", "Huldra" and "Heidrun".